Derivative Instruments and Hedging Activities - Fair Values of Derivative Instruments Recorded in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 1	$ 33
Total Liabilities	299	116
Derivative Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Assets: Derivative instruments	1	31
Current Liabilities: Derivative instruments	299	116
Deferred Charges and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets: Deferred charges and other		$ 2